Income taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income taxes
Note 12.	Income Taxes and Related Payments

APAM is subject to U.S. federal and state income taxation on APAM’s allocable portion of the income of Holdings. APAM’s effective income tax rate is dependent on many factors, including a rate benefit attributable to the fact that approximately 78% of Holdings’ earnings are not subject to corporate level taxes. This favorable impact is partially offset by the impact of certain permanent items, primarily attributable to certain compensation related expenses that are not deductible for tax purposes.

The H&F Corp Merger described in Note 2, “Reorganization and IPO” resulted in an increase in tax basis which we expect will reduce future U.S. federal and state income taxes and create a liability under the TRA between APAM and the former shareholder of H&F Corp. The purchase by APAM of Class A common units in connection with the IPO also resulted in an increase in tax basis which we expect will reduce future U.S. federal and state income taxes and create a liability under the TRA between APAM and the limited partners of Holdings. The TRAs require APAM to pay to the relevant counterparty an amount equal to 85% of the cash tax savings (if any) resulting from the increased tax benefits from the transaction giving rise to the tax benefit and for APAM to retain 15% of such benefits. Accordingly, balances of deferred tax assets, amounts payable under TRA and additional paid-in capital were $62,044, $53,618 and $9,462, respectively, as of June 30, 2013. See Note 3, “Summary of Significant Accounting Policies” for further information. No amounts were paid under the TRAs for the six months ended June 30, 2013.

Components of the provision for income taxes consist of the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Current:
Federal	$1,962	$—	$3,139	$—
State and local	372	—	917	—
Foreign	138	247	220	579

Total	2,472	247	4,276	579

Deferred:
Federal	3,308	—	5,896	—
State and local	93	—	150	—

Total	3,401	—	6,046	—

Income tax expense	$5,873	$247	$10,322	$579

Net deferred tax assets comprise the following:

	As of June 30, 2013	As of December 31, 2012
Deferred tax assets:
Step-up of tax basis (1)	$62,044	$—
Contingent value rights (2)	1,549	—
Other (3)	883	—

Total deferred tax assets	64,476	—
Less: valuation allowance (4)	—	—

Net deferred tax assets	$64,476	$—

(1)	Represents the step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units by APAM.

(2)	The initial establishment of the CVR liability at the time of the IPO was recorded through equity. For tax purposes, this liability will result in a tax benefit when the CVRs are settled.

(3)	Represents the net deferred tax assets associated with the H&F Corp Merger and other miscellaneous deferred tax assets.

(4)

We assessed whether the deferred tax assets would be realizable and determined based on our history of taxable income that the benefits would more likely than not be realized. Accordingly, no valuation allowance is required.

Accounting standards establish a minimum threshold for recognizing, and a system for measuring, the benefits of income tax return positions in financial statements. There were no uncertain tax positions recorded as of June 30, 2013 and December 31, 2012.

In the normal course of business, we are subject to examination by federal and certain state, local and foreign tax regulators. As of June 30, 2013, our U.S. federal income tax returns for the years 2010 through 2012 are open and therefore subject to examination. State and local tax returns are generally subject to audit from 2009 to 2012. Foreign tax returns are generally subject to audit from 2010 to 2012.

14.	Income taxes

As a limited partnership, Artisan Partners Holdings has not made a provision for income taxes because it is not subject to Federal or state income tax. It is the responsibility of Artisan Partners Holdings’ partners to separately report their proportionate share of Artisan Partners Holdings’ taxable income or loss.

As a result of the IPO, APAM became subject to U.S. C-corporation federal and state income tax on its allocable portion of the income of Artisan Partners Holdings. During the years ended December 31, 2012, 2011 and 2010, APAM was not allocated any of Holdings’ income and therefore did not incur any U.S. income tax provision.

Accounting standards establish a minimum threshold for recognizing, and a system for measuring, the benefits of income tax return positions in financial statements. The impact of recognizing expense related to uncertain tax positions was immaterial to the consolidated financial statements.

Artisan files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. Artisan has open tax years for which the company could be subject to income tax examination by U.S. federal and state tax authorities for years 2008 through 2012, depending on the jurisdiction. In addition, Artisan has open tax years in its primary foreign jurisdiction for years 2010 through 2012.